Income Taxes	12 Months Ended
Dec. 31, 2013
Disclosure Text Block
Income Taxes

NOTE 3 INCOME TAXES

U.S. Cellular's income taxes balances at December 31, 2013 and 2012 were as follows:

December 31,	2013	2012
(Dollars in thousands)
Federal income taxes (payable)	$(32,351)	$(1,614)
State income taxes receivable (payable)	(1,545)	1,612

Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2013	2012	2011
(Dollars in thousands)
Current
Federal	$180,056	$10,547	$(90,235)
State	8,426	4,186	1,049
Deferred
Federal	(69,917)	54,490	187,581
State	(5,431)	(5,246)	15,683
	$113,134	$63,977	$114,078

A reconciliation of U.S. Cellular's income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax expense rate to U.S. Cellular's effective income tax expense rate is as follows:

Year Ended December 31,	2013		2012		2011
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$90.2	35.0%	$71.8	35.0%	$109.5	35.0%
State income taxes, net of federal benefit (1)	5.2	2.0	3.7	1.8	4.5	1.4
Effect of noncontrolling interests	(2.2)	(0.9)	(6.3)	(3.1)	(4.9)	(1.6)
Gains (losses) on investments and sale of assets (2)	20.5	8.0	-	-	-	-
Correction of deferred taxes (3)	-	-	(5.3)	(2.6)	6.1	2.0
Other differences, net	(0.6)	(0.2)	0.1	0.1	(1.1)	(0.3)
Total income tax expense and rate	$113.1	43.9%	$64.0	31.2%	$114.1	36.5%

(1)	Net state income taxes include changes in the valuation allowance. In addition, state tax benefits related to the settlement of state tax audits and the expiration of statutes of limitations are included in 2013, 2012 and 2011.

(2)	Represents 2013 tax expense related to the NY1 & NY2 Deconsolidation and the Divestiture Transaction.

(3)	U.S. Cellular recorded immaterial adjustments to correct deferred tax balances in 2012 and 2011 related to tax basis and law changes that related to periods prior to 2012 and 2011, respectively.

U.S. Cellular's current Net deferred income tax asset totaled $99.1 million and $35.4 million at December 31, 2013 and 2012, respectively, and primarily represents the deferred tax effects of the deferred revenue for the loyalty reward points, the allowance for doubtful accounts on customer receivables and accrued liabilities.

U.S. Cellular’s noncurrent deferred income tax assets and liabilities at December 31, 2013 and 2012 and the temporary differences that gave rise to them were as follows:

December 31,	2013	2012
(Dollars in thousands)
Noncurrent deferred tax assets
Net operating loss (“NOL”) carryforwards	$61,294	$63,240
Stock-based compensation	19,028	22,411
Compensation and benefits - other	3,746	13,673
Deferred rent	19,462	15,822
Other	24,604	25,432
	128,134	140,578
Less valuation allowance	(40,392)	(40,208)
Total noncurrent deferred tax assets	87,742	100,370
Noncurrent deferred tax liabilities
Property, plant and equipment	503,491	527,547
Licenses/intangibles	282,764	294,738
Partnership investments	133,931	124,221
Other	3,853	3,682
Total noncurrent deferred tax liabilities	924,039	950,188
Net noncurrent deferred income tax liability	$836,297	$849,818

At December 31, 2013, U.S. Cellular and certain subsidiaries had $1,149.4 million of state NOL carryforwards (generating a $51.1 million deferred tax asset) available to offset future taxable income. The state NOL carryforwards expire between 2014 and 2033. Certain subsidiaries had federal NOL carryforwards (generating a $10.2 million deferred tax asset) available to offset their future taxable income. The federal NOL carryforwards expire between 2018 and 2033. A valuation allowance was established for certain state NOL carryforwards and federal NOL carryforwards since it is more likely than not that a portion of such carryforwards will expire before they can be used.

A summary of U.S. Cellular’s deferred tax asset valuation allowance is as follows:

	2013	2012	2011
(Dollars in thousands)
Balance at January 1,	$41,295	$30,261	$29,891
Charged to income tax expense	(1,527)	3,033	(1,450)
Charged to other accounts	3,607	8,001	1,820
Balance at December 31,	$43,375	$41,295	$30,261

As of December 31, 2013, the valuation allowance reduced current deferred tax assets by $3.0 million and noncurrent deferred tax assets by $40.4 million.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2013	2012	2011
(Dollars in thousands)
Unrecognized tax benefits balance at January 1,	$26,460	$28,745	$32,547
Additions for tax positions of current year	5,925	6,656	4,487
Additions for tax positions of prior years	1,501	854	332
Reductions for tax positions of prior years	(45)	(115)	(1,104)
Reductions for settlements of tax positions	(576)	-	(244)
Reductions for lapses in statutes of limitations	(4,452)	(9,680)	(7,273)
Unrecognized tax benefits balance at December 31,	$28,813	$26,460	$28,745

Unrecognized tax benefits are included in Accrued taxes and Other deferred liabilities and credits in the Consolidated Balance Sheet. If these benefits were recognized, they would have reduced income tax expense in 2013, 2012 and 2011 by $18.7 million, $17.2 million and $18.7 million, respectively, net of the federal benefit from state income taxes. As of December 31, 2013, U.S. Cellular does not expect unrecognized tax benefits to change significantly in the next twelve months.

U.S. Cellular recognizes accrued interest and penalties related to unrecognized tax benefits in Income tax expense. The amounts charged to Income tax expense related to interest and penalties resulted in an expense of $0.6 million in 2013, and a benefit of $2.2 million and $2.6 million in 2012 and 2011, respectively. Net accrued interest and penalties were $12.3 million and $12.8 million at December 31, 2013 and 2012, respectively.

U.S. Cellular is included in TDS' consolidated federal income tax return. U.S. Cellular also files various state and local income tax returns. The TDS consolidated group remains subject to federal income tax audits for the tax years after 2011. With only a few exceptions, TDS is no longer subject to state income tax audits for years prior to 2009.